OCEAN PARK DIVERSIFIED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
23,700	Invesco Senior Loan ETF	$ 497,937
5,400	iShares 20+ Year Treasury Bond ETF	529,740
13,720	iShares Broad USD High Yield Corporate Bond ETF	516,558
4,620	iShares iBoxx $ Investment Grade Corporate Bond ETF	521,968
2,800	iShares J.P. Morgan USD Emerging Markets Bond ETF	262,024
5,420	iShares MBS ETF	519,290
2,340	iShares National Muni Bond ETF	254,194
15,780	iShares Preferred and Income Securities ETF	524,369
6,920	SPDR Bloomberg Convertible Securities ETF	530,003
4,800	VanEck High Yield Muni ETF	254,736
10,400	VanEck J. P. Morgan EM Local Currency Bond ETF	264,160
10,240	Vanguard Total International Bond ETF	514,867
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,074,050)	5,189,846

	TOTAL INVESTMENTS - 99.8% (Cost $5,074,050)	$ 5,189,846
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	11,446
	NET ASSETS - 100.0%	$ 5,201,292

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt